Share capital (Tables)	6 Months Ended
Jun. 30, 2023
Share Capital, Reserves And Other Equity Interest [Abstract]
Schedule of Share Capital Reconciliation

Authorized:
Unlimited common shares with no par value
Issued and outstanding:
	Number of shares	Amount
	#	$

Balance – December 31, 2022	32,913,955	268,194
Exercise of stock options	8,735	149
Issuance of common shares under employee share purchase plan	8,785	322
Release of restricted share units	18,442	653
Issuance of common shares related to contingent consideration	50,550	1,625
Purchase of common shares held for cancellation under normal course issuer bid	(279,676)	(2,242)
Balance – June 30, 2023	32,720,791	268,701